Royalty payable (Narrative) (Details) - Galena Complex and Cosala Operations [Member] - USD ($) $ in Millions		12 Months Ended
	Apr. 12, 2023	Dec. 31, 2025	Dec. 31, 2024
Statements [Line Items]
Description of royalty agreement	the Company entered into a $4.0 million net smelter returns royalty agreement (the "Royalty Agreement") with Sandstorm to be repaid through a 2.5% royalty on attributable production from the Galena Complex and Cosalá Operations.	the Royalty Agreement was classified as a hybrid instrument of host financial liability with embedded derivatives from the reduced 0.2% royalty on attributable production and buyout payment. The Company elected at inception to designate the entire hybrid instrument at fair value through profit or loss with its initial fair value be representative of the $4.0 million in proceeds received.
Reduce royalty attributable to production	0.20%	0.20%
Aggregate repayment of royalty	$ 4.0	$ 4.0
Buyout payment of royalty	$ 1.9
Recognized loss of estimated fair value		$ 0.4	$ 0.9